SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Mr Bun Kwai [Member]
Related Party Transaction [Line Items]
Salary		$ 66,744	$ 66,210
Mr Bun Kwai [Member] | Due To Shareholders [Member]
Related Party Transaction [Line Items]
Due to related parties		104,534		$ 14,649
Mr Bun Kwai [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related parties		11,118		11,133
Mr Chun San Leung [Member]
Related Party Transaction [Line Items]
Salary	[1]	13,366	13,303
Mr Chun San Leung [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	2,227		2,230
Mr Pak Lun Patrick Au [Member]
Related Party Transaction [Line Items]
Salary	[1]	35,585	$ 30,327
Mr Pak Lun Patrick Au [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]			7,916
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 117,879		$ 35,928

[1]	Mr. Chun San Leung and Mr. Pak Lun Patrick Au are the directors of QMMM Holdings Limited.